CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Net sales	$ 26,093	$ 150,000	$ 26,093	$ 150,000
REVENUES					250,000
Cost of sales	16,345		16,345
Gross profit	9,748	150,000	9,748	150,000
COSTS AND EXPENSES:
General and administrative	790,358	1,379,582	1,155,835	1,864,561	3,277,319	4,749,910
Research and development	168,246	150,000	268,246	150,000	2,162,837
Professional fees	407,977	646,080	626,680	1,079,336	2,249,082	1,771,372
Acquisition-related costs	65,000		65,000
Amortization of intangibles					968,700	1,049,425
Depreciation and amortization	12,950	242,175	12,950	484,350
TOTAL EXPENSES	1,444,531	2,417,837	2,128,711	3,578,247	8,657,938	7,570,707
LOSS FROM OPERATIONS	(1,434,783)	(2,267,837)	(2,118,963)	(3,428,247)	(8,407,938)	(7,570,707)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	(970,310)	(1,822,501)	(223,532)	(1,147,283)	77,176	(1,287,984)
Impairment of intangible assets					(1,210,875)
Interest expense, net	(109,756)	(105,447)	(243,890)	(349,345)	(607,957)	(1,185,379)
NET OTHER INCOME (EXPENSE)	(1,080,066)	(1,911,160)	2,007,331	(1,479,840)	(1,378,290)	(1,843,800)
LOSS FROM CONTINUING OPERATIONS					(9,786,228)	(9,414,507)
LOSS FROM DISCONTINUED OPERATIONS					(9,782)
NET LOSS	(2,514,849)	(4,178,997)	(111,632)	(4,908,087)	(9,796,010)	(9,414,507)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
BASIC and DILUTED	362,484,346	285,677,475	344,881,070	275,358,110	293,619,380	216,936,864
LOSS PER SHARE FROM CONTINUING OPERATIONS
BASIC and DILUTED					$ (0.03)	$ (0.04)
LOSS PER SHARE FROM DISCONTINUED OPERATIONS
BASIC and DILUTED					$ 0.00
NET LOSS PER SHARE:
BASIC and DILUTED	$ (0.01)	$ (0.01)	$ 0.00	$ (0.02)	$ (0.03)	$ (0.04)
All Other
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities		16,788		16,788	363,366
Derivative Financial Instruments, Liabilities
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities						629,563
Joint Venture Partner
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities			$ 2,474,753